Asbestos - Changes in Restricted Cash and Short-Term Investments (Detail) In Millions, unless otherwise specified	1 Months Ended		12 Months Ended
	Apr. 03, 2012 USD ($)	Apr. 03, 2012 AUD	Mar. 31, 2013 USD ($) Rate	Mar. 31, 2013 AUD	Mar. 31, 2012 USD ($) Rate	Mar. 31, 2011 USD ($)
Asbestos Claims [Line Items]
Restricted cash and cash equivalents and restricted short-term investments - Beginning balance			$ 65.0	62.5
Asbestos claims paid			(125.1)	(121.3)
Payments received in accordance with AFFA			184.1	177.5
AICF operating costs paid - claims-handling			(2.5)	(2.4)
AICF operating costs paid - non claims-handling			(1.7)	(1.6)	(2.8)	(2.2)
Insurance recoveries			36.8	35.7
Interest and investment income			7.0	6.8
Unrealised gain on investments			0.9	0.9
NSW loan repayment	(32.0)	(29.7)	(30.0)	(29.7)
Other			(0.3)	(0.3)
Loss on foreign currency exchange			(0.7)
Restricted cash and cash equivalents and restricted short-term investments, Ending balance			$ 133.5	128.1	$ 65.0
Exchange rate, Beginning balance			0.9614	0.9614
Asbestos claims paid, Exchange rate			0.9694	0.9694
Payments received in accordance with AFFA, Exchange rate			0.9641	0.9641
AICF operating costs paid - claims-handling, Exchange rate			0.9694	0.9694
AICF operating costs paid - non claims-handling, Exchange rate			0.9694	0.9694
Insurance recoveries, Exchange rate			0.9694	0.9694
Interest and investment income, Exchange rate			0.9694	0.9694
Unrealised gain on investments, Exchange rate			0.9694	0.9694
NSW loan repayment, Exchange rate			0.9901	0.9901
Other, Exchange rate			0.9694	0.9694
Exchange rate, Ending balance			0.9597	0.9597	0.9614